Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Compensation cost of stock options	10	10	12	13
Net cash provided by (used in) operating activities	(1,803)	2,364	27	2,192
Financing Activities
Repayment of borrowings		(2,200)	(2,200)	(13,300)
Dividends paid on preferred stock			(380)	(380)
Net cash from (used in) financing activities	6,329	(17,868)	(8,559)	10,089
Change in cash and cash equivalents	2,189	(3,565)	11,771	6,639
Cash and cash equivalents at beginning of period	44,258	32,487	32,487	25,848
CASH AND CASH EQUIVALENTS AT END OF PERIOD	46,447	28,922	44,258	32,487
Parent Company
Operating Activities
Net loss			(11,006)	(4,574)
Equity in undistributed loss of the Bank			10,315	4,362
Compensation cost of stock options			11	13
Other changes			428	(219)
Net cash provided by (used in) operating activities			(252)	(418)
Financing Activities
Repayment of borrowings			(200)	(300)
Dividends paid on preferred stock				(380)
Net cash from (used in) financing activities			(200)	(680)
Change in cash and cash equivalents			(452)	(1,098)
Cash and cash equivalents at beginning of period		1,352	1,352	2,450
CASH AND CASH EQUIVALENTS AT END OF PERIOD			$ 900	$ 1,352